Financial Assets and Financial Liabilities_Transferred Financial Assets That Are Not Derecognized In Their Entirety(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Loans Securitised For Senior Debentures Member [Member]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carrying amount of underlying assets		₩ 2,501,307	₩ 1,777,629	[1]
Fair value of underlying assets		2,463,284
Carrying amount of related liabilities		1,460,298	₩ 969,979	[1]
Fair value of related liabilities		₩ 1,457,459
KB Kookmin Card Third Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
Carrying amount of underlying assets	[2]	₩ 601,659	₩ 627,630	[1]
Fair value of underlying assets	[2]	592,358
Carrying amount of related liabilities	[2]	351,207	₩ 336,929	[1]
Fair value of related liabilities	[2]	₩ 342,204
KB Kookmin Card Fourth Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
Carrying amount of underlying assets	[2]	₩ 560,903	₩ 587,760	[1]
Fair value of underlying assets	[2]	552,216
Carrying amount of related liabilities	[2]	347,387	₩ 333,296	[1]
Fair value of related liabilities	[2]	₩ 340,820
KB Kookmin Card Fifth Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
Carrying amount of underlying assets	[2]	₩ 542,861	₩ 562,239	[1]
Fair value of underlying assets	[2]	534,630
Carrying amount of related liabilities	[2]	299,795	299,754	[1]
Fair value of related liabilities	[2]	₩ 304,835
KB Kookmin Card Sixth Securitization Co Ltd Member
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
Carrying amount of underlying assets	[2]	₩ 795,884
Fair value of underlying assets	[2]	784,080
Carrying amount of related liabilities	[2]	461,909
Fair value of related liabilities	[2]	469,600
Financial assets at fair value through profit or loss
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Amounts of the transferred the beneficiary certificates		74,853	74,853
Securiteis Under Repurchase Agreement And Loaned Securities Member [Member]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		11,577,679	10,395,480
Carrying amount of related liabilities		8,884,847	8,784,896
Repurchase agreements
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets	[3]	9,292,858	9,176,947
Carrying amount of related liabilities	[3]	8,884,847	8,784,896
Amounts of the bonds sold under repurchase agreements		4,126,274	3,162,000
Government bond
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		2,259,096	1,160,362
Carrying amount of related liabilities		0	0
Stock
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		25,725	58,171
Carrying amount of related liabilities		₩ 0	₩ 0

[1]	The Carrying amounts of Underlying assets and senior debentures are similar to the Fair value amounts of those as of December 31, 2018.
[2]	The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.
[3]	The bond sold under repurchase agreements amounts to KRW 3,162,000 million and KRW 4,126,274 million as of December 31, 2018 and 2019, respectively.